Offerings - Offering: 1	Jun. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.01 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	15.3775
Maximum Aggregate Offering Price	$ 307,550,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 47,085.91
Offering Note
1
American depository shares (“ADSs”) issuable upon deposit of the ordinary shares registered hereby have been registered pursuant to a separate registration statement on Form
F-6
(333-125801),
as amended, filed with the U.S. Securities and Exchange Commission. Each ADS represents four ordinary shares (the “Ratio”).

2
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8
includes an indeterminate number of additional securities that may be necessary to adjust the number of securities reserved for issuance pursuant to the plans as the result of any future stock split, stock dividend or similar adjustment of the registrant’s outstanding ordinary shares.

3
Pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, the offering price is estimated solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and the proposed maximum aggregate offering price are, due to the Ratio, based on one-fourth
of the average ($61.51) of the high sales price per ADS ($62.67) and the low sales price per ADS ($60.35) as reported on the Nasdaq Global Market on May 30, 2025.